UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      December 31, 2008
                                                   -----------------
Check here if Amendment [ ]; Amendment Number:
                                                   -----------------

     This Amendment (check only one):  [  ] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
                -------------------------------------------
Address:        877 W Main St Ste 602
                -------------------------------------------
                Boise ID 83702
                -------------------------------------------

Form 13F File Number:   028-07788
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
                -----------------------
Title:          Chief Operating Officer
                -----------------------
Phone:          208-343-7556
                -----------------------

Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               01/27/2009
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  59
                                                 --------------------

Form 13F Information Table Value Total:                $105,550
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     1058    18385 SH       SOLE                    18385
Abbott Labs                    COM              002824100      467     8750 SH       SOLE                     8750
Adobe Systems                  COM              00724f101      213    10000 SH       SOLE                    10000
Advance Auto Parts             COM              00751Y106      898    26700 SH       SOLE                    26700
Amdocs Ltd                     COM              G02602103     2044   111750 SH       SOLE                   111750
Anadarko Petroleum             COM              032511107     2049    53150 SH       SOLE                    53150
Archer - Daniels               COM              039483102     1049    36400 SH       SOLE                    36400
BP p.l.c                       COM              055622104     2008    42953 SH       SOLE                    42953
CVS Caremark                   COM              126650100     3437   119600 SH       SOLE                   119600
Cardinal Health                COM              14149y108     2986    86625 SH       SOLE                    86625
Charles Schwab                 COM              808513105     3378   208900 SH       SOLE                   208900
ChevronTexaco Corp             COM              166764100      496     6700 SH       SOLE                     6700
Cisco Systems Inc              COM              17275r102     2785   170850 SH       SOLE                   170850
Cognizant Tech                 COM              192446102      181    10000 SH       SOLE                    10000
ConAgra                        COM              205887102     1401    84900 SH       SOLE                    84900
Dover Corp.                    COM              260003108     1764    53575 SH       SOLE                    53575
ENSCO Intl                     COM              26874Q100     2859   100695 SH       SOLE                   100695
General Dynamics               COM              369550108     2016    35000 SH       SOLE                    35000
General Electric               COM              369604103      682    42105 SH       SOLE                    42105
Halliburton Co                 COM              406216101     2202   121100 SH       SOLE                   121100
Hewlett - Packard              COM              428236103     2136    58860 SH       SOLE                    58860
Int'l Business Mach.           COM              459200101     3501    41600 SH       SOLE                    41600
J.P. Morgan Chase              COM              46625H100     2270    72000 SH       SOLE                    72000
Johnson & Johnson              COM              478160104     3552    59365 SH       SOLE                    59365
KBR Inc.                       COM              48242w106     3754   247000 SH       SOLE                   247000
L-3 Communications             COM              502424104     2202    29850 SH       SOLE                    29850
Lowe's Companies               COM              548661107     1309    60840 SH       SOLE                    60840
MEMC Electronic Materials      COM              552715104      304    21300 SH       SOLE                    21300
Marathon Oil                   COM              565849106     3148   115075 SH       SOLE                   115075
Microsoft                      COM              594918104     3759   193350 SH       SOLE                   193350
NVIDIA Corp                    COM              67066g104      950   117700 SH       SOLE                   117700
Pepsico Inc.                   COM              713448108     3177    58005 SH       SOLE                    58005
Procter & Gamble               COM              742718109     2467    39900 SH       SOLE                    39900
Rockwell Collins Inc           COM              774341101      586    15000 SH       SOLE                    15000
SPDR Trust                     COM              78462f103     7761    86000 SH       SOLE                    86000
Southwest Airlines             COM              844741108      612    71000 SH       SOLE                    71000
Supervalu                      COM              868536103     2060   141100 SH       SOLE                   141100
Symantec                       COM              871503108      380    28100 SH       SOLE                    28100
TJX Companies Inc              COM              872540109      206    10000 SH       SOLE                    10000
Texas Instruments              COM              882508104      477    30750 SH       SOLE                    30750
Tidewater Inc                  COM              886423102      201     5000 SH       SOLE                     5000
U.S. Bancorp                   COM              902973304      913    36500 SH       SOLE                    36500
United Health Group            COM              91324P102     1998    75125 SH       SOLE                    75125
United Parcel Service          COM              911312106     2623    47555 SH       SOLE                    47555
United Technologies            COM              913017109      797    14875 SH       SOLE                    14875
Waste Management               COM              94106L109     3185    96100 SH       SOLE                    96100
Wells Fargo                    COM              949746101     2532    85900 SH       SOLE                    85900
Zimmer Holdings                COM              98956P102     3402    84175 SH       SOLE                    84175
Bank of NY 6.875%              PRD              09656g201     1853    78050 SH       SOLE                    78050
Bear Stearns III 7.80%         PRD              07384t206      650    27800 SH       SOLE                    27800
CIT Group  6.35%               PRD              125581207      602    46700 SH       SOLE                    46700
FPC Capital I 7.10%            PRD              302552203      606    25800 SH       SOLE                    25800
Harris Pref 7.375%             PRD              414567206     1001    61400 SH       SOLE                    61400
Highwoods Prop 8.0%            PRD              431284306      525    32782 SH       SOLE                    32782
Key IX 6.75%                   PRD              49327Q204     3021   198900 SH       SOLE                   198900
Key VIII 7%                    PRD              49327C205      638    41700 SH       SOLE                    41700
MBNA Corp.  8.10%              PRD              55270b201      205    10800 SH       SOLE                    10800
Repsol 7.45%                   PRD              G7513k103     1498    73450 SH       SOLE                    73450
Ryl Bk Scotland 7.25%          PRD              780097879      716    74950 SH       SOLE                    74950